Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term Bank Loans		12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 16,036,184	$ 14,469,670	¥ 117,000,000	¥ 102,930,000
Amount - USD		16,036,184	14,469,670	117,000,000	102,930,000
Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		1,644,737		12,000,000
Amount - USD		1,644,737		12,000,000
Bank of Zijin Rural Commercial 1 [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[1]	274,123		2,000,000
Amount - USD	[1]	$ 274,123		¥ 2,000,000
Issuance Date	[1]	Mar. 29, 2023
Expiration Date	[1]	Mar. 28, 2025
Interest	[1]	4.35%		4.35%
Bank of Zijin Rural Commercial 2 [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[2]	$ 651,042		¥ 4,750,000
Amount - USD	[2]	$ 651,042		¥ 4,750,000
Issuance Date	[2]	Mar. 03, 2023
Expiration Date	[2]	Mar. 03, 2025
Interest	[2]	4.35%		4.35%
Bank of Zijin Rural Commercial 3 [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[2]	$ 719,572		¥ 5,250,000
Amount - USD	[2]	$ 719,572		¥ 5,250,000
Issuance Date	[2]	Jan. 31, 2023
Expiration Date	[2]	Jan. 20, 2025
Interest	[2]	4.35%		4.35%
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 2,604,167		¥ 19,000,000
Amount - USD	[3]	$ 2,604,167		¥ 19,000,000
Issuance Date	[3]	Jul. 21, 2023
Expiration Date	[3]	Jul. 01, 2024
Interest	[3]	3.70%		3.70%
Bank of Nanjing 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 137,061		¥ 1,000,000
Amount - USD	[3]	$ 137,061		¥ 1,000,000
Issuance Date	[3]	Jul. 21, 2023
Expiration Date	[3]	Jul. 01, 2024
Interest	[3]	3.70%		3.70%
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 548,246		¥ 4,000,000
Amount - USD	[3]	$ 548,246		¥ 4,000,000
Issuance Date	[3]	Jul. 27, 2023
Expiration Date	[3]	Jul. 25, 2024
Interest	[3]	3.42%		3.42%
Bank of China 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 274,123		¥ 2,000,000
Amount - USD	[3]	$ 274,123		¥ 2,000,000
Issuance Date	[3]	Jul. 27, 2023
Expiration Date	[3]	Feb. 26, 2024
Interest	[3]	3.42%		3.42%
Bank of China 2 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 548,246		¥ 4,000,000
Amount - USD	[3]	$ 548,246		¥ 4,000,000
Issuance Date	[3]	Jul. 26, 2023
Expiration Date	[3]	Jul. 25, 2024
Interest	[3]	3.42%		3.42%
Bank of Ningbo [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 1,370,613		¥ 10,000,000
Amount - USD		$ 1,370,613		¥ 10,000,000
Issuance Date		Jun. 21, 2023
Expiration Date		Jun. 15, 2024
Interest		4.55%		4.55%
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 685,307		¥ 5,000,000
Amount - USD		$ 685,307		¥ 5,000,000
Issuance Date		Aug. 15, 2023
Expiration Date		Aug. 14, 2024
Interest		4.05%		4.05%
Bank of Jiangsu 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 411,184		¥ 3,000,000
Amount - USD		$ 411,184		¥ 3,000,000
Issuance Date		Aug. 15, 2023
Expiration Date		Aug. 13, 2024
Interest		4.05%		4.05%
Agricultural Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 1,370,614		¥ 10,000,000
Amount - USD		$ 1,370,614		¥ 10,000,000
Issuance Date		Nov. 09, 2022
Expiration Date		Nov. 01, 2023
Interest		3.65%		3.65%
Bank of Beijing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 1,370,614		¥ 10,000,000
Amount - USD		$ 1,370,614		¥ 10,000,000
Issuance Date		Apr. 28, 2023
Expiration Date		Apr. 27, 2024
Interest		3.65%		3.65%
Bank of Nanjing 2 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 685,307		¥ 5,000,000
Amount - USD	[3]	$ 685,307		¥ 5,000,000
Issuance Date	[3]	May 17, 2023
Expiration Date	[3]	Nov. 14, 2023
Interest	[3]	3.80%		3.80%
Bank of Communications [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB		$ 1,233,553		¥ 9,000,000
Amount - USD		$ 1,233,553		¥ 9,000,000
Issuance Date		Jun. 29, 2023
Expiration Date		Jun. 28, 2024
Interest		3.70%		3.70%
Bank of China 3 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 1,370,614		¥ 10,000,000
Amount - USD	[3]	$ 1,370,614		¥ 10,000,000
Issuance Date	[3]	Jun. 29, 2023
Expiration Date	[3]	Jan. 28, 2024
Interest	[3]	3.65%		3.65%
Agricultural Bank of China 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 1,370,614		¥ 10,000,000
Amount - USD	[3]	$ 1,370,614		¥ 10,000,000
Issuance Date	[3]	Jan. 01, 2023
Expiration Date	[3]	Jan. 01, 2024
Interest	[3]	3.65%		3.65%
Bank of Chengdu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 685,307		¥ 5,000,000
Amount - USD	[3]	$ 685,307		¥ 5,000,000
Issuance Date	[3]	Jul. 25, 2023
Expiration Date	[3]	Jul. 24, 2024
Interest	[3]	5.65%		5.65%
Bank of China 4 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[3]	$ 1,370,614		¥ 10,000,000
Amount - USD	[3]	$ 1,370,614		¥ 10,000,000
Issuance Date	[3]	Aug. 21, 2023
Expiration Date	[3]	Aug. 21, 2024
Interest	[3]	5.55%		5.55%
Bank of Nanjing 3 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[4]		1,405,778		10,000,000
Amount - USD	[4]		$ 1,405,778		¥ 10,000,000
Issuance Date	[4]		Jul. 05, 2022
Expiration Date	[4]		Jul. 03, 2023
Interest	[4]		3.70%		3.70%
Bank of Nanjing 4 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[4],[5]		$ 969,987		¥ 6,900,000
Amount - USD	[4],[5]		$ 969,987		¥ 6,900,000
Issuance Date	[4],[5]		Oct. 13, 2021
Expiration Date	[4],[5]		Oct. 12, 2022
Interest	[4],[5]		4.35%		4.35%
Bank of Nanjing 5 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[4]		$ 702,889		¥ 5,000,000
Amount - USD	[4]		$ 702,889		¥ 5,000,000
Issuance Date	[4]		May 24, 2022
Expiration Date	[4]		May 19, 2023
Interest	[4]		3.80%		3.80%
Bank of Communications 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 857,524		¥ 6,100,000
Amount - USD			$ 857,524		¥ 6,100,000
Issuance Date			Jul. 26, 2022
Expiration Date			Jul. 25, 2023
Interest			3.70%		3.70%
Bank of Communications 2 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 281,156		¥ 2,000,000
Amount - USD			$ 281,156		¥ 2,000,000
Issuance Date			Aug. 04, 2022
Expiration Date			Aug. 02, 2023
Interest			3.70%		3.70%
Bank of Communications 3 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 587,614		¥ 4,180,000
Amount - USD			$ 587,614		¥ 4,180,000
Issuance Date			Sep. 19, 2022
Expiration Date			Sep. 15, 2023
Interest			3.65%		3.65%
Bank of Communications 4 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 421,733		¥ 3,000,000
Amount - USD			$ 421,733		¥ 3,000,000
Issuance Date			Sep. 19, 2022
Expiration Date			Sep. 15, 2023
Interest			3.65%		3.65%
Bank of Communications 5 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 309,271		¥ 2,200,000
Amount - USD			$ 309,271		¥ 2,200,000
Issuance Date			Apr. 25, 2022
Expiration Date			Apr. 23, 2023
Interest			3.70%		3.70%
Bank of Communications 6 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 1,096,507		¥ 7,800,000
Amount - USD			$ 1,096,507		¥ 7,800,000
Issuance Date			Apr. 24, 2022
Expiration Date			Apr. 21, 2023
Interest			3.70%		3.70%
Bank of Chengdu 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 984,044		¥ 7,000,000
Amount - USD			$ 984,044		¥ 7,000,000
Issuance Date			May 20, 2022
Expiration Date			May 19, 2023
Interest			4.55%		4.55%
Bank of Chengdu 2 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 702,889		¥ 5,000,000
Amount - USD			$ 702,889		¥ 5,000,000
Issuance Date			Mar. 24, 2022
Expiration Date			Mar. 23, 2023
Interest			4.55%		4.55%
Bank of Zijin Rural Commercial [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 281,156		¥ 2,000,000
Amount - USD			$ 281,156		¥ 2,000,000
Issuance Date			Mar. 17, 2022
Expiration Date			Mar. 16, 2023
Interest			4.45%		4.45%
Bank of China 5 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[4]		$ 421,733		¥ 3,000,000
Amount - USD	[4]		$ 421,733		¥ 3,000,000
Issuance Date	[4]		Aug. 10, 2022
Expiration Date	[4]		Aug. 03, 2023
Interest	[4]		3.70%		3.70%
Bank of China 6 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[4]		$ 1,405,778		¥ 10,000,000
Amount - USD	[4]		$ 1,405,778		¥ 10,000,000
Issuance Date	[4]		Aug. 19, 2022
Expiration Date	[4]		Aug. 19, 2023
Interest	[4]		3.90%		3.90%
Bank of Jiangsu 2 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 1,405,778		¥ 10,000,000
Amount - USD			$ 1,405,778		¥ 10,000,000
Issuance Date			Aug. 11, 2022
Expiration Date			Aug. 10, 2023
Interest			4.36%		4.36%
Bank of Ningbo 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 1,265,200		¥ 9,000,000
Amount - USD			$ 1,265,200		¥ 9,000,000
Issuance Date			Jun. 23, 2022
Expiration Date			Jun. 20, 2023
Interest			4.20%		4.20%
Bank of Yongfeng [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB	[5]		$ 667,744		¥ 4,750,000
Amount - USD	[5]		$ 667,744		¥ 4,750,000
Issuance Date	[5]		Apr. 01, 2022
Expiration Date	[5]		Sep. 16, 2022
Interest	[5]		4.90%		4.90%
Bank of Yongfeng 1 [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount - RMB			$ 702,889		¥ 5,000,000
Amount - USD			$ 702,889		¥ 5,000,000
Issuance Date			Aug. 25, 2022
Expiration Date			Feb. 24, 2023
Interest			4.20%		4.20%

[1]	As of September 30, 2023, a total of $274,123 bank loans were obtained through pledging a fixed certificate of deposit worth $302,906, of which $302,906 is included in the restricted cash.
[2]	As of September 30, 2023, a total of $1,370,614 long term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.
[3]	As of September 30, 2023, a total of $9,594,299 short term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.
[4]	As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022.
[5]	These short-term borrowings as of September 30, 2022 were repaid and renewed upon maturity.